SHARE CAPITAL - Narrative (Details) $ in Millions								3 Months Ended				6 Months Ended
	Apr. 20, 2026 USD ($) shares	Apr. 08, 2026 USD ($) shares	Feb. 26, 2026 shares	Dec. 31, 2025 shares	Oct. 09, 2025	Jun. 25, 2025 USD ($) shares	Feb. 24, 2025 shares	Jun. 30, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Jun. 30, 2026
Class of Stock [Line Items]
Equity issuances | $								$ 1,425	$ 2	$ 2,207	$ 299
Stock split					0.6666667							0.6666667
Class A Exchangeable Shares
Class of Stock [Line Items]
Stock repurchased (in shares)			26,647				96,744		26,647		96,744
Issuances (in shares)								242,461		62,454
Class C Shares
Class of Stock [Line Items]
Stock repurchased (in shares)									0		0
Issuances (in shares)	6,331,974	18,344,438		24,818,914		41,670,076		24,676,412		41,670,076
Equity issuances | $	$ 317	$ 1,100				$ 3,500
Stock split												0.5
Class B Shares
Class of Stock [Line Items]
Stock repurchased (in shares)									0		0
Issuances (in shares)								0		0